Note 15 - Other Comprehensive Income (Loss) - Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Foreign currency translation adjustments, before tax	¥ 2,081	¥ (188,036)	¥ (67,652)
Foreign currency translation adjustments, net of tax	(904)	(181,110)	(67,652)
Amount arising during the period, before tax	4,714,731	1,840,782	(417,400)
Amount arising during the period, tax	(1,485,140)	(579,846)	128,977
Amount arising during the period, net of tax	3,229,591	1,260,936	(288,423)
Less: Reclassification adjustments for gain (loss) included in net income	(1,068,303)	27,846	3,965
Less: Reclassification adjustments for gain (loss) included in net income	380,922	(8,827)	(1,328)
Less: Reclassification adjustments for gain (loss) included in net income	(687,381)	19,019	2,637
Other, tax		140	9,834
Other, net of tax		140	9,834
Net unrealized holding gain (loss) during the period, before tax	3,646,428	1,868,628	(413,435)
Net unrealized holding gain (loss) during the period, tax	(1,104,218)	(588,533)	137,483
Unrealized holding gain (loss) on securities	2,542,210	1,280,095	(275,952)
Amount arising during the period, before tax	44,710	276,702	(585,332)
Amount arising during the period, tax	(14,083)	(87,161)	192,576
Amount arising during the period, net of tax	30,627	189,541	(392,756)
Less: Reclassification adjustments for gain (loss) included in net income	5,489	24,584	(2,606)
Less: Reclassification adjustments for gain (loss) included in net income	(2,250)	(10,079)	944
Less: Reclassification adjustments for gain (loss) included in net income	3,239	14,505	(1,662)
Net defined benefit pension plans, before tax	50,199	301,286	(587,938)
Net defined benefit pension plans, tax	(16,333)	(97,240)	193,520
Net defined benefit pension plans, net of tax	33,866	204,046	(394,418)
Other comprehensive income (loss), before tax	3,698,708	1,981,878	(1,069,025)
Other comprehensive income (loss), tax	(1,123,536)	(678,847)	331,003
Other comprehensive loss, net of tax	2,575,172	1,303,031	¥ (738,022)
Foreign currency translation adjustments	¥ (2,985)	¥ 6,926